RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - Summary of Maturity Analysis $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance, January 1	$ 1,327
Interest expense	18
Repayments	(101)
Balance, March 31	$ 1,244